PREPAID LAND USE RIGHTS (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of prepaid land use rights

	As of
	December 31,	June 30,
	2019	2020

Prepaid land use rights	782,319	797,134
Less: Accumulated amortization	(35,132)	(49,454)
Prepaid land use rights, net	747,187	747,680